Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in level 3 assets measured on a recurring basis	¥ 0